Inventory (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventory
Raw materials	$ 595,488	$ 465,535	$ 0
Finished goods	729,052	966,021	4,804,299
Total inventory		1,431,556	4,804,299
Inventory	$ 1,324,540	$ 1,431,556	$ 4,804,299